Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
9.
SHARE-BASED COMPENSATION

2015 Share Option Plan

On March 9, 2015, the Group adopted the 2015 Share Option Plan ("2015 Plan"), under which the maximum number of shares that may be granted is 59,899,375 shares. The vesting schedules ranged from two to five years with the options vesting on various dates during the vesting period.

2018 Share Option Plan

On January 12, 2018, the Group adopted the 2018 Share Option Plan ("2018 Plan"), under which the maximum number of shares that may be granted is 25,703,602 shares. The vesting schedules under the 2018 Plan are the same as the 2015 Plan.

2020 Share Incentive Plan

On November 12, 2020, the Group adopted the 2020 Share Incentive Plan, which was subsequently amended on March 8, 2022 ("2020 Plan"), under which the maximum number of shares that may be granted is initially 20,521,221 shares, plus an annual increase on the first day of each fiscal year of the Company during the term of the 2020 Plan commencing with the fiscal year beginning January 1, 2021, by an amount equal to 2.0% of the total number of issued and outstanding shares, on an as-converted and fully diluted basis, on the last day of the immediately preceding fiscal year and the number of ordinary shares repurchased by the Group from time to time pursuant to share repurchase programs of the Group, or such lesser number as determined by the chief executive officer of the Group.

The vesting schedules under the 2020 Plan shall be determined by the plan administrator, which is specified in the relevant award agreements.

9.
SHARE-BASED COMPENSATION – continued

The following table summarized the Group's share option activities for the year ended December 31, 2022:

	Number of options	Weighted average exercise price	Weighted average remaining contract life	Weighted average grant date fair value	Aggregate intrinsic value
		US$		US$	US$
Outstanding as of January 1, 2022	34,759,959	0.20	7.36	0.30	3,210,349
Granted	10,280,000	0.0014	—	0.12	—
Forfeited	(6,019,585)	0.0014	—	2.46	—
Exercised	(4,402,853)	0.0100	—	2.52	—
Outstanding as of December 31, 2022	34,617,521	0.20	6.82	1.00	5,366,449
Vested and expect to vest as of December 31, 2022	34,617,521	0.20	6.82	1.00	5,366,449
Exercisable as of December 31, 2022	20,646,357	0.33	5.61	0.88	2,489,373

In determining the fair value of the share options, the binomial option pricing model was applied. The key assumptions used to determine the fair value of the options at the respective grant dates in 2020, 2021 and 2022 were as follows:

For the years ended December 31
Grant date	2020	2021	2022
Expected volatility	50.1%~50.9%	45.6%~50.2%	58.0%~59.0%
Risk-free interest rate	2.7%~3.2%	2.9%~3.1%	2.75%~2.84%
Exercise multiples	2.2~2.8	2.2~2.8	2.2~2.8
Expected dividend yield	0.0%	0.0%	0.0%
Life of options	10 years	10 years	10 years
Fair value of underlying ordinary shares	$1.52~$4.20	$1.12~$5.32	$0.09~$0.24

(1)
Expected volatility

The volatility of the underlying ordinary shares during the lives of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(2)
Risk-free interest rate

Risk-free interest rate was estimated based on the daily treasury long term rate of the U.S. Treasury Department with a maturity period close to the expected term of the options, plus the country default spread of China.

(3)
Exercise multiples

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option.

9.
SHARE-BASED COMPENSATION – continued

(4)
Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5)
Life of options

Life of options was extracted from option agreements.

(6)
Fair value of underlying ordinary shares

Prior to the IPO, the estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a valuation with the assistance of a third party appraiser. After the completion of the IPO in December 2020, the fair value of the underlying ordinary shares is determined based on the closing market price of the share.

Repurchase of vested options

During 2020, the Company voluntarily repurchased employees' vested options upon the termination of their employment in cash. Those options were subsequently cancelled. Cash payments amounting RMB528 were made during the years ended December 31, 2020, respectively. The Group recorded the cash payment made amounting to the fair value of the vested option repurchased at the repurchase date directly to equity. The Group recorded any excess of the repurchase price over the fair value of the vested options repurchased as additional compensation cost. No such transaction was occurred for the years ended December 31, 2021 and 2022.

9.
SHARE-BASED COMPENSATION – continued

Modification of options

(1) Modification in March 2020

In March 2020, the Company's board of directors approved to modify certain terms for all outstanding options granted to employees of the Group as of March 31, 2020. Upon entering into the amended option agreement, the exercise price of all the options was decreased to US$0.0014 per share. The vesting schedules of all those options remained unchanged. The Company accounted for this as a modification, resulting a total incremental cost of RMB239,044.

In addition to the decrease of the exercise price, the exercisability of certain of those options was also modified such that certain of those options will not be exercisable until 180 days after the completion of an IPO. This change resulted in a probable to improbable (Type II) modification as the IPO was a performance condition that the Company anticipated would not be satisfied until occurrence. Accordingly, the incremental cost related to those options, amounting to RMB84,648 was not recognized unless and until the performance condition becomes probable. The Company continues to recognize compensation cost equal to the award's original grant-date fair value when the original vesting conditions are satisfied, regardless of whether the modified IPO condition is met.

Upon the completion of the IPO in December 2020, the Company recorded compensation expense amounting to RMB48,683 related to this modification.

For the remaining options, the total incremental cost as a result of the modification amounted to RMB154,396. RMB39,766 was recognized on the date of modification, and the remaining is recognized ratably over the remaining vesting period of the award.

(2) Modification in February 2022

In February 2022, the Company's board of directors approved the accelerated vesting and continued vesting of the options previously granted to staff who left the Group, according to which, all remaining unvested portions of the options as of the date of the termination of their employment were allowed to vest immediately or vest continuously after change in their employment status.

The Company accounted for the above modifications as improbable to probable (Type III) modifications as the staff who left the Group would have forfeited their awards upon termination of their employments under the original terms of the option agreements. The incremental cost related to those options is equal to the fair value of the modified awards on the modification date. This incremental compensation cost is recognized immediately upon the termination of employment or continuously vested and recognized after change in their employment status.

The total incremental cost as a result of the modification amounted to RMB3,750. The Company recorded compensation expense amounting to RMB2,638 related to this modification for the year ended December 31, 2022.

9.
SHARE-BASED COMPENSATION – continued

The Group recorded compensation expense of RMB133,975, RMB101,303 and RMB58,880 for the years ended December 31, 2020, 2021 and 2022, respectively related to share options.

As of December 31, 2021 and 2022, the unrecognized compensation expense related to share options amounted to RMB280,092 and RMB251,842, respectively, which will be recognized over a weighted-average period of 3.46 years and 2.99 years, respectively.

Employee Benefit Trust

The Company established three trusts, namely, 17 Prosperity Limited, Alouette Limited, and Great Merit Group Limited, which are controlled by the Company as vehicles to hold shares that will be used to provide incentives and rewards to management team members who contribute to the success of the Company's operations (the "Shareholding Platforms"). The Shareholding Platforms have no activities other than administrating the incentive programs and do not have any employees. On behalf of the Company and subject to approvals from its board of directors, advisory committee was set up for each Shareholding Platform, who holds the authority and responsibility to process the eligible participants to whom awards will be granted, the number of shares, the terms and conditions of such awards.

In June and October 2020, the Group granted 32,855,200 restricted shares to certain management (the "Selected Management") to replace options previously granted under the 2015 and 2018 plan. The purchase price of the restricted shares of US$0.0014 per share is the exercised price of the original options and was paid by the Selected Management at the time the restricted shares were granted. The vesting and other requirements imposed on the restricted shares were the same as those under the original option granted. As a result, the Group accounted for the issuance of restricted shares in exchange of the options of the Selected Management as a modification. Incremental compensation expense as a result of this modification was immaterial.

The restricted shares received by the Selected Management were immediately transferred to the Shareholding Platforms. All shareholder rights of the nonvested restricted shares, including but not limited to voting rights and dividend rights, are unconditionally waived until the shares are vested. As a result, all nonvested shares held by the Shareholding Platforms are solely for purpose of future issuance to employees once they vest, and have been treated as treasury shares in the consolidated financial statements.

The following table summarized the Group's activities of restricted shares held by the Shareholding Platform for the year ended December 31, 2022:

	Number of Restricted Shares	Grant date fair value per share
		US$
Outstanding as of January 1, 2022	11,132,535	3.3
Granted	—	—
Vested	(5,678,981)	3.0
Forfeited	—	—
Outstanding as of December 31, 2022	5,453,554	3.5

9.
SHARE-BASED COMPENSATION – continued

Employee Benefit Trust – continued

The share-based compensation expenses recognized for these restricted shares held by the Shareholding Platform for the years ended December 31, 2020, 2021 and 2022, were RMB44,625, RMB93,911 and RMB70,678, respectively.

As of December 31, 2021 and 2022, the unrecognized compensation expense related to the restricted shares held by the Shareholding Platform amounted to RMB173,888 and RMB115,752, respectively, which will be recognized over a weighted-average period of 2.60 years and 1.53 years, respectively.

Restricted shares to Mr. Andy Chang LIU, the founder, chairman and Chief Executive Officer of the Group (the "Founder")

(1)
As one of the conditions to the closing of the Series D Preferred Shares, the Company entered into a restricted share purchase agreement with the Founder. Pursuant to this agreement, the Company issued an aggregate 25,449,238 ordinary shares at a par value of $0.0001. 17,920,282 shares were issued to replace the same amount of nonvested options previously granted in 2014, which were cancelled in full. The remaining 7,528,956 shares were newly granted. The Company has the option to repurchase the ordinary shares held by the Founder at par value of the ordinary shares in the event of voluntary or involuntary termination of employment of the Founder (the "Repurchase Right"). The Repurchase Right functions as a forfeiture provision. The restricted share ("the Repurchase Right Restricted Shares") are released from the Company's Repurchase Right over 48 equal monthly installments starting from the grant date. Additionally, in accordance with the restricted share purchase agreement, all restricted shares granted to the Founder will be released from the Repurchase Right and other restrictions upon the earlier of (i) a qualified public offering of the Company, (ii) a trade sale of the Company pursuant to which the equity valuation of the Company immediately prior to such trade sale being not less than $1,200,000, or (iii) the completion of any equity financing of the Company from any third party pursuant to which the pre-money equity valuation of the Company immediately prior to the completion of such financing is not less than $1,200,000. The Founder is entitled to cash dividend on the nonvested restricted shares.

The Company accounted for the above transaction as a modification and measured the fair value of the restricted shares of the Founder at the grant date. The Company recognized any unrecognized compensation cost remaining from the original nonvested shares as well as any incremental cost at the time of the modification over the remaining portion of the modified award. Prior to the IPO, the Company assessed the occurrence of the acceleration conditions described in the preceding paragraph and concluded that those were not probable to occur during the 4 years following the date of grant.

Upon the completion of the IPO, all restricted shares granted to the Founder were released from the Repurchase Right upon the occurrence of the acceleration condition, the remaining unrecognized compensation expenses was recognized immediately in December 2020.

9.
SHARE-BASED COMPENSATION – continued

Restricted shares to Mr. Andy Chang LIU, the founder, chairman and Chief Executive Officer of the Group (the "Founder") – continued

(2)
On January 12, 2018, in connection with the issuance of Series E convertible redeemable preferred shares, the Company granted an aggregate 12,851,801 nonvested restricted shares to the Founder with a par value of $0.0001. The nonvested restricted shares vest in three equal installments on the closing date of the issuance of Series E convertible redeemable preferred shares, the first anniversary and the second anniversary of the closing date. If an IPO of the Company occurs prior to first or second anniversary of the closing date, any ordinary shares not then issued will be fully issued to the Founder immediately prior to the completion of the IPO. The nonvested restricted shares have no voting and dividend rights.

On January 16, 2019, the Founder waived his right to receive the third installment shares amounting to 4,283,934. The Company accounted for the above as a cancellation of the award. Any remaining unrecognized compensation cost, amounting to RMB42,910, was recognized at the cancellation date.

(3)
In November 2020, the Group granted 5,130,305 restricted share units under the 2020 Plan to the Founder for no consideration. Those shares became fully vested and converted to Class B ordinary shares upon the IPO.

Total share-based compensation expenses recognized for the restricted shares held by the Founder in 2020, 2021 and 2022 were RMB140,706, nil and nil, respectively. As of December 31, 2022, the Founder held no restricted shares.

In September 2020, the Founder and Mr. Dun XIAO, the former director of the Group repurchased an aggregate 4,135,320 Series E convertible redeemable preferred shares from one existing holder of Series E convertible redeemable preferred shares, for a total consideration of RMB105,644 (equivalent to US$14,953) at a price of US$3.6159 per share. The Company recorded RMB36,732 as compensations to the Founder and Mr. Dun Xiao for the year ended December 31, 2020, which represents the excess of the fair value of Series E convertible redeemable preferred shares at repurchase date over the repurchase price.

Total share-based compensation expense of share options and restricted shares recognized for the years ended December 31, 2020, 2021 and 2022 were as follows:

	For the years ended December 31
	2020	2021	2022
Sales and marketing expenses	35,077	25,776	17,305
Research and development expenses	68,688	60,002	28,624
General and administrative expenses	252,273	109,436	83,629
	356,038	195,214	129,558